Consolidated Statement of Operations - USD ($)	5 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2016	Nov. 03, 2016	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Revenue	$ 18,767,000	$ 88,518,000	$ 172,276,000	$ 128,893,000
Other income				5,460,000
Operating expenses
Cost of revenue	(469,000)	(638,000)	(13,316,000)	(1,303,000)
Personnel expenses including share-based remuneration	(5,972,000)	(35,493,000)	(40,968,000)	(44,315,000)
Depreciation and amortization	(3,082,000)	(9,586,000)	(12,694,000)	(16,604,000)
Other expenses	(19,032,000)	(42,486,000)	(59,997,000)	(58,652,000)
Restructuring costs		(3,911,000)		(3,240,000)
Total operating expenses	(28,555,000)	(92,113,000)	(126,975,000)	(124,114,000)
Operating profit (loss)	(9,788,000)	(3,595,000)	45,301,000	10,239,000
Share of net income (loss) of associates and joint ventures	(237,000)	(2,664,000)	(3,248,000)	(1,670,000)
Net finance income (expense)
Finance income	37,000		1,637,000	1,054,000
Finance expense	(24,000)	(1,378,000)	(1,695,000)	(238,000)
Net foreign exchange gain (loss)	212,000	(1,212,000)	(354,000)	(1,881,000)
Net finance income (expense)	225,000	(2,590,000)	(412,000)	(1,065,000)
Net income (loss) before income taxes	(9,800,000)	(8,849,000)	41,641,000	7,504,000
Income tax (expense) benefit for the year	2,096,000	743,000	(6,481,000)	(1,440,000)
Net income (loss)	(7,704,000)	(8,106,000)	35,160,000	6,064,000
Net income (loss) attributable to:
Equity holders of the parent	(7,704,000)	(8,106,000)	35,160,000	6,064,000
Non-controlling interests
Total net income (loss) attributed	$ (7,704,000)	$ (8,106,000)	$ 35,160,000	$ 6,064,000
Basic, US$ (in dollars per share)	$ (0.04)	$ (0.043)	$ 0.174	$ 0.032
Diluted, US$ (in dollars per share)	(0.04)	(0.043)	0.168	0.031
Ordinary shares [member]
Net income (loss) attributable to:
Basic, US$ (in dollars per share)	(0.04)	(0.043)	0.174	0.032
Diluted, US$ (in dollars per share)	$ (0.04)	$ (0.043)	$ 0.168	$ 0.031
ADS [member]
Net income (loss) attributable to:
Equity holders of the parent	$ (7,704,000)	$ (8,106,000)	$ 35,160,000	$ 6,064,000
Basic, US$ (in dollars per share)	$ (0.081)	$ (0.085)	$ 0.347	$ 0.064
Diluted, US$ (in dollars per share)	$ (0.081)	$ (0.085)	$ 0.337	$ 0.063